Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 6,279,992	$ 5,769,883
Gross amounts offset in the Statement of Financial Condition	(2,792,197)	(2,952,303)
Net amounts of assets presented in the Statement of Financial Condition	3,487,795	2,817,580
Financial Instruments
Collateral Received	(2,342,224)	(1,714,325)
Net Amount	$ 1,145,571	$ 1,103,255
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 1,770,738	$ 412,683
Financial Instruments
Collateral Received	(1,770,738)	(412,683)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	613,651	1,103,255
Financial Instruments
Net Amount	613,651	1,103,255
Counterparty H [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	531,920
Financial Instruments
Net Amount	531,920
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	571,486	1,301,642
Financial Instruments
Collateral Received	(571,486)	(1,301,642)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,993,811	3,538,250
Gross amounts offset in the Statement of Financial Condition	(1,651,587)	(1,823,925)
Net amounts of assets presented in the Statement of Financial Condition	2,342,224	1,714,325
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,601,420	1,495,003
Gross amounts offset in the Statement of Financial Condition	(830,682)	(1,082,320)
Net amounts of assets presented in the Statement of Financial Condition	1,770,738	412,683
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,392,391	2,043,247
Gross amounts offset in the Statement of Financial Condition	(820,905)	(741,605)
Net amounts of assets presented in the Statement of Financial Condition	571,486	1,301,642
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,286,181	2,231,633
Gross amounts offset in the Statement of Financial Condition	(1,140,610)	(1,128,378)
Net amounts of assets presented in the Statement of Financial Condition	1,145,571	1,103,255
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,084,114	2,231,633
Gross amounts offset in the Statement of Financial Condition	(470,463)	(1,128,378)
Net amounts of assets presented in the Statement of Financial Condition	613,651	$ 1,103,255
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,202,067
Gross amounts offset in the Statement of Financial Condition	(670,147)
Net amounts of assets presented in the Statement of Financial Condition	$ 531,920